Related party transactions	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions
20. Related party transactions

Transactions between the group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

(a) Subsidiaries

Transactions between the company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in note 21.

(b) Associates and joint ventures

Sales and purchases to and from associates and joint ventures are principally in respect of premium drinks products but also include the provision of management services.

Transactions and balances with associates and joint ventures are set out in the table below:

	2020 £ million	2019 £ million	2018 £ million
Income statement items
Sales	9	9	10
Purchases	29	28	29
Balance sheet items
Group payables	2	12	3
Group receivables	1	2	2
Loans payable	6	6	6
Loans receivable	82	55	59
Cash flow items
Loans and equity contributions, net	47	32	37

Other disclosures in respect of associates and joint ventures are included in note 6.
(c) Key management personnel

The key management of the group comprises the Executive and Non-Executive Directors, the members of the Executive Committee and the Company Secretary.

They are listed under ‘Board of Directors and Company Secretary’ and ‘Executive Committee’.

	2020 £ million	2019 £ million	2018 £ million
Salaries and short-term employee benefits	10	10	10
Annual incentive plan	—	10	10
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	(11)	20	15
Post employment benefits	2	3	2
Termination benefits(ii)	2	—	—
	4	44	38
(i)    Time-apportioned fair value of unvested options and share awards.
(ii) £1 million of the termination benefits disclosed for 2020 have been paid in the year ended 30 June 2020; a further £1 million will be paid in the year ending 30 June 2021.

Non-Executive Directors do not receive share-based payments or post employment benefits. Details of the individual Directors’ remuneration are given in ’Single total figure of remuneration for Executive Directors’ and ’Non-Executive Directors’ remuneration’ in the Directors’ remuneration report.
(d) Pension plans

The Diageo pension plans are recharged with the cost of administration services provided by the group to the pension plans and with professional fees paid by the group on behalf of the pension plans. The total amount recharged for the year was £nil (2019 – £3 million; 2018 – £14 million).
(e) Directors’ remuneration

	2020 £ million	2019 £ million	2018 £ million
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	—	2	3
Non-Executive Directors' fees	1	1	1
Share option exercises(i)	—	2	—
Shares vesting(i)	11	13	1
Post employment benefits	1	1	1
	15	21	8

(i)	Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.

Details of the individual Directors’ remuneration are given in ’Single total figure of remuneration for Executive Directors’ and ’Non-Executive Directors’ remuneration’ in the Directors’ remuneration report.